                        SUPPLEMENT DATED JUNE 27, 2005
                    (AS AMENDED AND RESTATED JULY 29, 2005)
                      TO PROSPECTUS FOR JOHN HANCOCK TRUST
                              DATED APRIL 30, 2005


On June 24, 2005, the Trustees of John Hancock Trust approved the following changes to the Trust, effective as of the dates noted below:

      CLASSIC VALUE TRUST

Effective July 1, 2005, the advisory fee decreased to 0.80% of average annual net assets of the portfolio.

      ALL CAP VALUE TRUST

The second sentence under "Investment Strategies" is amended and restated as follows:

Under normal circumstances, the portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of companies in the Russell 1000 Index. As of May 31, 2005, the market capitalization range of the Russell 1000 Index was $442 million to $386 billion. This range varies daily. (Previously this disclosure had stated:
Under normal circumstances, the portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations of at least $5 billion at the time of purchase.)

      INTERNATIONAL STOCK TRUST
      MANAGED TRUST
      GROWTH & INCOME TRUST

      The following subadviser changes are effective as of the time the net asset value is determined on July 29, 2005.

        Portfolio                   Current Subadviser(s)                    New Subadviser
-------------------------   -------------------------------------   -------------------------------
International Stock Trust   Deutsche Asset Management Investment    Grantham, Mayo, Van Otterloo &
                            Services, Ltd. ("DeAMIS")               Co.LLC ("GMO")

Managed Trust               Capital Guardian Trust Company          GMO*
                            (CGTC")*
                            Independence Investment LLC             Declaration*
                            ("Independence)*
                            Declaration Management & Research LLC
                             ("Declaration)*

Growth & Income Trust       Wellington Management Company, LLP      GMO
                            ("Wellington")

*Currently, the Managed Trust employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio is rebalanced quarterly so that each subadviser manages the following portion of the portfolio (percentages are approximate and will vary since the portfolio is only rebalanced quarterly):

50% GCTC
30% Independence
20% Declaration

Effective July 29, 2005, this allocation will be changed as follows:

60% GMO
40% Declaration

Information regarding the new subadvisers and any changes to a portfolio's investment advisory fees and investment policies are set forth below.

      INTERNATIONAL STOCK TRUST

In connection with GMO becoming the subadviser to the portfolio, the following will occur effective as of the time the net asset value is determined on July 29, 2005.

      Change in the Advisory Fee

The advisory fee rates and methodology of calculating the advisory fee will be changed as noted below resulting in an effective advisory fee of 0.90% (as a percentage of the portfolio's net assets for the fiscal year ended December 31,
2004) as opposed to an effective advisory fee of 0.95% (as a percentage of the portfolio's net assets for the fiscal year ended December 31, 2004) under the prior advisory fee rates.

                                                        BETWEEN $100 MILLION AND
                               FIRST $100 MILLION        $1 BILLION OF AGGREGATE     EXCESS OVER  $1 BILLION OF
       PORTFOLIO             OF AGGREGATE NET ASSETS*          NET ASSETS*             AGGREGATE NET ASSETS*
-------------------------   -------------------------   ------------------------    -----------------------------
International Stock Trust            0.920%                      0.895%                        0.880%

*For the purposes of determining Aggregate Net Assets, the assets of the International Stock Trust, a series of John Hancock Trust, the assets of the International Core Fund, a series of John Hancock Funds III, and the assets of the International Core Fund, a series of John Hancock Funds II, are included.

      As compensation for its services, the Adviser receives a fee from the Trust for each portfolio. The advisory fee is accrued and paid daily. The amount of the fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the portfolio. For the International Stock Trust, the annual fee rate is calculated each day by applying the annual percentage rates in the table above to the applicable portions of Aggregate Net Assets shown in the table and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the portfolio as well as of one or more other portfolios as indicated in the note to the table, but only for the period during which the subadviser for the portfolio also serves as the subadviser for the other portfolios. The advisory fee for each day is determined on the basis of the values of portfolio net assets determined as of the close of business on the previous business day of the Trust (or other fund, when appropriate).

INTERNATIONAL STOCK TRUST ANNUAL EXPENSES (REFLECTING NEW ADVISORY FEE SCHEDULE) (as a percentage of Trust average net assets for the fiscal year ended December 31, 2004)

   TRUST       MANAGEMENT
 PORTFOLIO        FEES            12b-1 FEES           OTHER EXPENSES     TOTAL TRUST ANNUAL EXPENSES
-------------  ----------  ------------------------  ------------------  -----------------------------
                                                       NAV,
                                                     SERIES I
                           SERIES   SERIES   SERIES      &       SERIES        SERIES  SERIES  SERIES
                             I        II      III    SERIES II   III(G)  NAV     I       II      III
                           ------   ------   ------  ---------   ------  ---   ------  ------  ------
International
 Stock            0.90%     0.05%   0.25%     0.40%    0.16%      0.16%  1.06%  1.11%   1.31%   1.46%

EXAMPLE OF EXPENSES (REFLECTING NEW ADVISORY FEE SCHEDULE)

NAV SHARES
  International Stock   $  108   $  337   $  585   $1,294
SERIES I SHARES
  International Stock      113      353      612    1,352
SERIES II SHARES
  International Stock      133      415      718    1,579
SERIES III SHARES
  International Stock      149      462      797    1,746

      Investment Policies and Principal Risks

The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

            The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically invests in a diversified portfolio of equity investments from developed markets other than the U.S. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investments.

            The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

      Stocks-- valuation, firm quality, and improving fundamentals;

      Countries-- stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

      Currencies-- export and producer price parity, balance of payments and interest rate differentials.

            The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the portfolio's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the portfolio's benchmark.

            The portfolio intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The portfolio will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or foreign currencies. However, the portfolio's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The portfolio may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

            Benchmark. The portfolio's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East), a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

      For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

         Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      Principal Risks of Investing in this Portfolio

    - The portfolio invests primarily in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities" in the prospectus.

    - The portfolio invests foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities" in the prospectus.

    - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

    - The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions" in the prospectus.

    - Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the portfolio's foreign currency holdings and investments in securities denominated in foreign currencies or related derivative instruments. To the extent the fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

    - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

    - Liquidity Risk - The portfolio's ability to sell securities may be adversely affected by a limited market or legal restrictions.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Day-to-day management of the portfolio is the responsibility of GMO's International Quantitative Division. The Division's investment professionals work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Dr. Thomas Hancock is a senior member of the Division. Dr. Hancock allocates responsibility for the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash.

At GMO, Dr. Hancock, the director of GMO's International Quantitative Division since 1995, is responsible for the portfolio management of all international developed market and global quantitative equities portfolios.

      MANAGED TRUST

In connection with the subadviser changes, the following will occur effective as of the time the net asset value is determined on July 29, 2005.

      Investment Advisory Fee Decrease

The advisory fee will decrease to 0.69% of average annual net assets from the current rate of 0.73% of average annual net assets.

MANAGED TRUST ANNUAL EXPENSES (REFLECTING NEW ADVISORY FEE SCHEDULE)

(as a percentage of Trust average net assets for the fiscal year ended December 31, 2004)

  TRUST         MANAGEMENT
PORTFOLIO          FEES           12b-1 FEES         OTHER EXPENSES    TOTAL TRUST ANNUAL EXPENSES
-------------   ----------  ----------------------  -----------------  -----------------------------
                                                       NAV,
                                                    SERIES I
                            SERIES  SERIES  SERIES      &      SERIES         SERIES  SERIES  SERIES
                              I       II     III    SERIES II  III(G)   NAV     I       II     III
                            ------  ------  ------  ---------  ------  -----  ------  ------  ------
MANAGED TRUST     0.69%     0.05%   0.25%   0.40%     0.04%     N/A    0.73%  0.78%    0.98%    N/A

EXAMPLE OF EXPENSES (REFLECTING NEW ADVISORY FEE SCHEDULE)

NAV SHARES
  Managed Stock    $  75  $ 233  $ 406   N/A
SERIES I SHARES
  Managed Stock       80    249    433   N/A
SERIES II SHARES
  Managed Stock      100    312    542   N/A
SERIES III SHARES
  Managed Stock      115    359    622   N/A

      Investment Policies and Principal Risks

The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

            The portfolio, a balanced stock and bond portfolio, invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.

            The portfolio employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio:

      60%* GMO

      40%* Declaration

      *Percentages are approximate. Since the portfolio is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter.

            This allocation methodology may change in the future.

      GMO

      In managing its portion of the portfolio, GMO seek to outperform its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

      GMO typically invests its portion of the portfolio in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. Under normal circumstances, GMO invests at least 80% of its portion of the portfolio in investments tied economically to the U.S.

      The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

      GMO intends that its portion of the portfolio will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO in managing its portion of the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

      DECLARATION

            Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of Treasury securities.

            Declaration normally has no more than 10% of its bond assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated.

            Except as otherwise stated above under "Temporary Defensive Investing" on page 1 in the prospectus the portion of the portfolio managed by Declaration normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

            The portion of the portfolio managed by Declaration may invest in initial public offerings (IPOs) and other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

      ALL PORTIONS OF THE PORTFOLIO

            For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

            Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

   - The portfolio invests in equity securities. The risks of investing in equity securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

   - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

   - The portfolio invests in bonds (fixed income securities). The risks of investing in fixed income securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

   - A portion of the portfolio is invested in high yield bonds (lower rated fixed income securities). The risks of investing in lower rated fixed income securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

   - The portfolio invests in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

   - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's investment professionals work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash.

Mr. Soucy was the director of GMO's U.S. Quantitative Division from 1991 until 2005, and has served as co-director since 2005. Mr. Soucy has announced that he plans to retire from GMO as of December 31, 2005.

Sam Wilderman joined the Division as co-director in 2005. Mr. Soucy and Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO's Emerging Markets Division.

GROWTH & INCOME TRUST

In connection with GMO becoming the subadviser to the portfolio, the following will occur:

      Shareholders Meeting to Consider Increase in the Advisory Fee

A shareholders meeting will be held on October 17, 2005 to consider a change in the advisory fee as noted below:

                       FIRST $500 MILLION  BETWEEN $500 MILLION AND  BETWEEN $1 BILLION AND     EXCESS OF $2.5
                          OF AGGREGATE     $1 BILLION OF AGGREGATE      $2.5 BILLION OF      BILLION OF AGGREGATE
PORTFOLIO                 NET ASSETS*#          NET ASSETS*#         AGGREGATE NET ASSETS*#      NET ASSETS*#

Growth & Income Trust        0.780%                0.760%                   0.750%                  0.740%

*For the purposes of determining Aggregate Net Assets, the following net assets are included:

(a) the Growth & Income Trust, a series of John Hancock Trust,

(c) that portion of the net asset of the Managed Trust, a series of John Hancock Trust, that is managed by GMO.

(d) U.S. Core Fund, a series of John Hancock Funds III

(e) U.S. Core Fund, a series of John Hancock Funds II

#As compensation for its services, the Adviser receives a fee from the Trust for each portfolio. The advisory fee is accrued and paid daily. The amount of the fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the portfolio. For the Growth & Income Trust, the annual fee rate is calculated each day by applying the annual percentage rates in the table above to the applicable portions of Aggregate Net Assets shown in the table and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the portfolio as well as of one or more other portfolios as indicated in the note to the table, but only for the period during which the subadviser for the portfolio also serves as the subadviser for the other portfolios. The advisory fee for each day is determined on the basis of the values of portfolio net assets determined as of the close of business on the previous business day of the Trust (or other fund, when appropriate).

      Investment Policies and Principal Risks

      The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

      The portfolio seeks to achieve its objective by outperforming its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

      The portfolio typically makes equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. Under normal circumstances, the portfolio invests at least 80% of its assets in investments tied economically to the U.S.

      The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

      The portfolio intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

            For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

            Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

   - The portfolio invests primarily in equity securities. The risks of investing in these securities are set forth under "Risks of Investing in Certain Types of Securities" in the prospectus.

   - The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions" in the prospectus.

   - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

   - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's investment professionals work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash.

Mr. Soucy was the director of GMO's U.S. Quantitative Division from 1991 until 2005, and has served as co-director since 2005. Mr. Soucy has announced that he plans to retire from GMO as of December 31, 2005.

Sam Wilderman joined the Division as co-director in 2005. Mr. Soucy and Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO's Emerging Markets Division.

                        SUPPLEMENT DATED JUNE 27, 2005
                      (AMENDED AND RESTATED JULY 29, 2005)
                      TO PROSPECTUS FOR JOHN HANCOCK TRUST
                              DATED APRIL 30, 2005

On June 24, 2005, the Trustees of John Hancock Trust approved the following changes to the Trust, effective as of the dates noted below:

      INTERNATIONAL STOCK TRUST
      GROWTH & INCOME TRUST

      The following subadviser changes are effective as of the time the net asset value is determined on July 29, 2005.

       Portfolio                   Current Subadviser(s)                    New Subadviser
-------------------------   -----------------------------------   ----------------------------------
International Stock Trust   Deutsche Asset Management Investment  Grantham, Mayo, Van Otterloo & Co.
                            Services, Ltd. ("DeAMIS")             LLC ("GMO")

Growth & Income Trust       Wellington Management Company, LLP    GMO
                            ("Wellington")

      INTERNATIONAL STOCK TRUST

In connection with GMO becoming the subadviser to the portfolio, the following will occur effective August 1, 2005:

      Change in the Advisory Fee

The advisory fee rates and methodology of calculating the advisory fee will be changed as noted below resulting in an effective advisory fee of 0.90% (as a percentage of the portfolio's net assets for the fiscal year ended December 31,
2004) as opposed to an effective advisory fee of 0.95% (as a percentage of the portfolio's net assets for the fiscal year ended December 31, 2004) under the prior advisory fee rates.

                                                       BETWEEN $100 MILLION AND
                               FIRST $100 MILLION       $1 BILLION OF AGGREGATE    EXCESS OVER $1 BILLION OF
        PORTFOLIO           OF AGGREGATE NET ASSETS*          NET ASSETS*            AGGREGATE NET ASSETS*
-------------------------   ------------------------   ------------------------   ----------------------------
International Stock Trust            0.920%                      0.895%                      0.880%

*For the purposes of determining Aggregate Net Assets, the assets of the International Stock Trust, a series of John Hancock Trust, the assets of the International Core Fund, a series of John Hancock Funds III, and the assets of the International Core Fund, a series of John Hancock Funds II, are included.

      As compensation for its services, the Adviser receives a fee from the Trust for each portfolio. The advisory fee is accrued and paid daily. The amount of the fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the portfolio. For the International Stock Trust, the annual fee rate is calculated each day by applying the annual percentage rates in the table above to the applicable portions of Aggregate Net Assets shown in the table and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the portfolio as well as of one or more other portfolios as indicated in the notes to the tables, but only for the period during which the subadviser for the portfolio also serves as the subadviser for the other portfolios. The advisory fee for each day is determined on the basis of the values of portfolio net assets determined as of the close of business on the previous business day of the Trust (or other fund, when appropriate).

INTERNATIONAL STOCK TRUST ANNUAL EXPENSES (REFLECTING NEW ADVISORY FEE SCHEDULE) (as a percentage of Trust average net assets for the fiscal year ended December 31, 2004)

   TRUST        MANAGEMENT
 PORTFOLIO         FEES           12b-1 FEES        OTHER EXPENSES       TOTAL TRUST ANNUAL EXPENSES
-------------   ----------  ----------------------  -----------------   -------------------------------
                                                      NAV,
                                                    SERIES I
                            SERIES  SERIES  SERIES     &       SERIES           SERIES   SERIES  SERIES
                              I       II     III    SERIES II  III(G)    NAV      I        II     III
                            ------  ------  ------  ---------  ------   -----   ------   ------  ------
International
 Stock            0.90%     0.05%   0.25%   0.40%     0.16%    0.16%    1.06%   1.11%    1.31%   1.46%

EXAMPLE OF EXPENSES (REFLECTING NEW ADVISORY FEE SCHEDULE)

NAV SHARES
  International Stock   $  108   $  337   $  585   $1,294
SERIES I SHARES
  International Stock      113      353      612    1,352
SERIES II SHARES
  International Stock      133      415      718    1,579
SERIES III SHARES
  International Stock      149      462      797    1,746

      Investment Policies and Principal Risks

The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

            The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically invests in a diversified portfolio of equity investments from developed markets other than the U.S. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investments.

            The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

      Stocks-- valuation, firm quality, and improving fundamentals;

      Countries-- stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

      Currencies-- export and producer price parity, balance of payments and interest rate differentials.

            The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the portfolio's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the portfolio's benchmark.

            The portfolio intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The portfolio will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or foreign currencies. However, the portfolio's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The portfolio may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

            Benchmark. The portfolio's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East), a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

      For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

         Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      Principal Risks of Investing in this Portfolio

   - The portfolio invests primarily in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities" in the prospectus.

   - The portfolio invests foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities" in the prospectus.

   - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

   - The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions" in the prospectus.

   - Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the portfolio's foreign currency holdings and investments in securities denominated in foreign currencies or related derivative instruments. To the extent the fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

   - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

   - Liquidity Risk - The portfolio's ability to sell securities may be adversely affected by a limited market or legal restrictions.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Day-to-day management of the portfolio is the responsibility of GMO's International Quantitative Division. The Division's investment professionals work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Dr. Thomas Hancock is a senior member of the Division. Dr. Hancock allocates responsibility for the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash.

At GMO, Dr. Hancock, the director of GMO's International Quantitative Division since 1995, is responsible for the portfolio management of all international developed market and global quantitative equities portfolios.

GROWTH & INCOME TRUST

In connection with GMO becoming the subadviser to the portfolio, the following will occur:

      Shareholders Meeting to Consider Increase in the Advisory Fee

A shareholders meeting will be held on October 17, 2005 to consider a change in the advisory fee as noted below:

                       FIRST $500 MILLION OF     BETWEEN $500 MILLION AND   BETWEEN $1 BILLION AND  EXCESS OF $2.5 BILLION
                       AGGREGATE NET ASSETS*#  $1 BILLION OF AGGREGATE NET     $2.5 BILLION OF         OF AGGREGATE NET
PORTFOLIO                                      ASSETS*#                     AGGREGATE NET ASSETS*#         ASSETS*#
Growth & Income Trust          0.780%                     0.760%                      0.750%                  0.740%

*For the purposes of determining Aggregate Net Assets, the following net assets are included:

(a) the Growth & Income Trust, a series of John Hancock Trust,

(c) that portion of the net asset of the Managed Trust, a series of John Hancock Trust, that is managed by GMO.

(d) U.S. Core Fund, a series of John Hancock Funds III

(e) U.S. Core Fund, a series of John Hancock Funds II

#As compensation for its services, the Adviser receives a fee from the Trust for each portfolio. The advisory fee is accrued and paid daily. The amount of the fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the portfolio. For the Growth & Income Trust, the annual fee rate is calculated each day by applying the annual percentage rates in the table above to the applicable portions of Aggregate Net Assets shown in the table and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the portfolio as well as of one or more other portfolios as indicated in the note to the table, but only for the period during which the subadviser for the portfolio also serves as the subadviser for the other portfolios. The advisory fee for each day is determined on the basis of the values of portfolio net assets determined as of the close of business on the previous business day of the Trust (or other fund, when appropriate).

      Investment Policies and Principal Risks

The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

      The portfolio seeks to achieve its objective by outperforming its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

      The portfolio typically makes equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. Under normal circumstances, the portfolio invests at least 80% of its assets in investments tied economically to the U.S.

      The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

      The portfolio intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

            For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

            Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

      PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

   - The portfolio invests primarily in equity securities. The risks of investing in these securities are set forth under "Risks of Investing in Certain Types of Securities" in the prospectus.

   - The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions" in the prospectus.

   - The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

   - Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.

      Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's investment professionals work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash.

Mr. Soucy was the director of GMO's U.S. Quantitative Division from 1991 until 2005, and has served as co-director since 2005. Mr. Soucy has announced that he plans to retire from GMO as of December 31, 2005.

Sam Wilderman joined the Division as co-director in 2005. Mr. Soucy and Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO's Emerging Markets Division.

                         SUPPLEMENT DATED JUNE 27, 2005
                      (AMENDED AND RESTATED JULY 29, 2005)
                      TO PROSPECTUS FOR JOHN HANCOCK TRUST
                              DATED APRIL 30, 2005


On June 24, 2005, the Trustees of John Hancock Trust approved the following changes to the Trust, effective as of the dates noted below:

         MANAGED TRUST

         The following subadviser change is effective as of the time the net asset value is determined on July 29, 2005.


Portfolio                  Current Subadviser(s)                                 New Subadviser
-----------------------------------------------------------------------------------------------------------
Managed Trust              Capital Guardian Trust Company                        GMO*
                           (CGTC")*
                           Independence Investment LLC                           Declaration*
                           ("Independence)*
                           Declaration Management & Research
                           LLC
                           ("Declaration)*



*Currently, the Managed Trust employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio is rebalanced quarterly so that each subadviser manages the following portion of the portfolio (percentages are approximate and will vary since the portfolio is only rebalanced quarterly):

50% GCTC
30% Independence
20% Declaration
Effective July 29, 2005, this allocation will be changed as follows:

60% GMO
40% Declaration

Information regarding GMO and changes to the Managed Trust's investment advisory fees and investment policies are set forth below.

         MANAGED TRUST

In connection with the subadviser change, the following will occur:

         Investment Advisory Fee Decrease

The advisory fee will decrease to 0.69% of average annual net assets from the current rate of 0.73% of average annual net assets.

MANAGED TRUST ANNUAL EXPENSES (REFLECTING NEW ADVISORY FEE SCHEDULE)
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2004)


TRUST     MANAGEMENT
PORTFOLIO   FEES          12B-1 FEES               OTHER EXPENSES         TOTAL TRUST ANNUAL EXPENSES
-----------------------------------------------------------------------------------------------------------
                                                   NAV,
                         SERIES    SERIES   SERIES  SERIES I   SERIES             SERIES   SERIES  SERIES
                           I         II      III       &        III      NAV         I       II     III
                                      SERIES II
-----------------------------------------------------------------------------------------------------------
Managed     0.69%        0.05%      0.25%   0.40%    0.04%      N/A     0.73%      0.78%    0.98%   N/A
Trust
-----------------------------------------------------------------------------------------------------------

EXAMPLE OF EXPENSES (REFLECTING NEW ADVISORY FEE SCHEDULE)


NAV SHARES
-----------------------------------------------------------------------------------------------------------
 Managed Stock                                                      $     75   $    233    $    406    N/A
-----------------------------------------------------------------------------------------------------------
SERIES I SHARES
-----------------------------------------------------------------------------------------------------------
 Managed Stock                                                            80        249         433    N/A
-----------------------------------------------------------------------------------------------------------
SERIES II SHARES
-----------------------------------------------------------------------------------------------------------
 Managed Stock                                                           100        312         542    N/A
-----------------------------------------------------------------------------------------------------------
SERIES III SHARES
-----------------------------------------------------------------------------------------------------------
 Managed Stock                                                           115        359         622    N/A
-----------------------------------------------------------------------------------------------------------

         Investment Policies and Principal Risks

                  The investment policies of the portfolio and the principal risk disclosure will be amended and restated as follows:

                  The portfolio, a balanced stock and bond portfolio, invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.

                  The portfolio employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio:

         60%* GMO
         40%* Declaration

         *Percentages are approximate. Since the portfolio is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter.

                  This allocation methodology may change in the future.

         GMO

         In managing its portion of the portfolio, GMO seek to outperform its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

         GMO typically invests its portion of the portfolio in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. Under normal circumstances, GMO invests at least 80% of its portion of the portfolio in investments tied economically to the U.S.

         The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

         GMO intends that its portion of the portfolio will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO in managing its portion of the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

         DECLARATION

                  Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of Treasury securities.

                  Declaration normally has no more than 10% of its bond assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated.

                  Except as otherwise stated above under "Temporary Defensive Investing" on page 1 in the prospectus the portion of the portfolio managed by Declaration normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

                  The portion of the portfolio managed by Declaration may invest in initial public offerings (IPOs) and other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds
         (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

         ALL PORTIONS OF THE PORTFOLIO

                  For information on temporary defensive investing see "Investment Objectives and Strategies - Temporary Defensive Investing" on page 1 of the prospectus.

                  Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

         PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

    o The portfolio invests in equity securities. The risks of investing in equity securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

    o The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price (or believe the stock is appropriately priced) or invest in markets favoring faster-growing companies.

    o The portfolio invests in bonds (fixed income securities). The risks of investing in fixed income securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

    o A portion of the portfolio is invested in high yield bonds (lower rated fixed income securities). The risks of investing in lower rated fixed income securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

    o The portfolio invests in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

    o Credit and Counterparty Risk - risk of default of an issuer of a portfolio security or derivatives counterparty.


         Information Regarding GMO and the Portfolio Management Team

GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977.

         Day-to-day management of the portfolio is the responsibility of GMO's U.S. Quantitative Division. The Division's investment professionals work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management.

         Robert Soucy is a senior member of the Division. Mr. Soucy allocates responsibility for the portfolio to various members of the Division, oversees the implementation of trades on behalf of the portfolio, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash.

         Mr. Soucy was the director of GMO's U.S. Quantitative Division from 1991 until 2005, and has served as co-director since 2005. Mr. Soucy has announced that he plans to retire from GMO as of December 31, 2005.

         Sam Wilderman joined the Division as co-director in 2005. Mr. Soucy and Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios.

         Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO's Emerging Markets Division.